Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity	$ 29,988			$ 27,937
High-trigger loss-absorbing additional tier 1 capital instruments	7,785			5,321
Low-trigger loss-absorbing additional tier 1 capital instruments	2,369			2,445
UBS AG
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity	29,988			27,937
Senior unsecured debt other than TLAC	1,031			2,736
High-trigger loss-absorbing additional tier 1 capital instruments	7,805			3,761
Low-trigger loss-absorbing additional tier 1 capital instruments	2,378			1,213
Total	$ 41,202	[1]	$ 35,648	$ 35,648	[1]	$ 24,201

[1]
All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.